Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000097466 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000097466 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000097466 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000097466 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097466 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097466 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097466 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097466 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097466 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097466 | FR_19766M824
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097466 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000097466 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000097466 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097466 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097466 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097468 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000097468 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000097468 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000097468 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097468 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097468 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097468 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097468 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097468 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097468 | FR_19766M824
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097468 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000097468 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000097468 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097468 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097468 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097469 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000097469 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000097469 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000097469 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097469 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097469 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097469 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097469 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097469 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097469 | FR_19766M824
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097469 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000097469 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000097469 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097469 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097469 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129848 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000129848 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000129848 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000129848 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000129848 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000129848 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129848 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129848 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129848 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129848 | FR_19766M824
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129848 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000129848 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000129848 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129848 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129848 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097471 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000097471 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000097471 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000097471 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000097471 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000097471 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097471 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097471 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000097471 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097471 | FR_19766M824
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000097471 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000097471 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000097471 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000097471 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097471 | AssetAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097472 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097472 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097472 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097472 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000097472 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000097472 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097472 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097472 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000097472 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097472 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097472 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000097472 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000097472 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000097472 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097474 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097474 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097474 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097474 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000097474 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000097474 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097474 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097474 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000097474 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097474 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097474 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000097474 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000097474 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000097474 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097477 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097477 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097477 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097477 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000097477 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000097477 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097477 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000097477 | FR_19767A381
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000097477 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000097477 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000097477 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000097477 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000097477 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000097477 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000097490 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097490 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097490 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097490 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097490 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097490 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000097490 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097490 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000097490 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097490 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097490 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097490 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000097490 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000097490 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097490 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097492 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097492 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097492 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097492 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097492 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097492 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000097492 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097492 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000097492 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097492 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097492 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097492 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000097492 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000097492 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097492 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129854 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000129854 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000129854 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000129854 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000129854 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000129854 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000129854 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129854 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000129854 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129854 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129854 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000129854 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000129854 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000129854 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129854 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097495 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097495 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000097495 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097495 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097495 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097495 | FR_19765Y274
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000097495 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097495 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000097495 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000097495 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097495 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000097495 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000097495 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000097495 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000097495 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097378 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097378 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000097378 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097378 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097378 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097378 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097378 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097378 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097378 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097378 | FR_19761L888
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097378 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000097378 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000097378 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000097378 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097380 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097380 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000097380 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097380 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097380 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097380 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097380 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097380 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097380 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097380 | FR_19761L888
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097380 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000097380 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000097380 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000097380 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097381 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097381 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000097381 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097381 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097381 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097381 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097381 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097381 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097381 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097381 | FR_19761L888
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097381 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000097381 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000097381 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000097381 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000122763 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122763 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000122763 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000122763 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122763 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000122763 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122763 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122763 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122763 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122763 | FR_19761L888
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122763 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000122763 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000122763 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000122763 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000172350 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000172350 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000172350 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000172350 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000172350 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000172350 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000172350 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000172350 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172350 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172350 | FR_19761L888
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000172350 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000172350 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000172350 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000172350 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000097383 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000097383 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000097383 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000097383 | FR_19766C545
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097383 | FR_19766C560
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000097383 | FR_19766J573
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097383 | FR_19765Y324
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000097383 | FR_19766M840
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000097383 | FR_19766J383
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000097383 | FR_19761L888
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000097383 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000097383 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000097383 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000097383 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.
[4]	Percentage rounds to less than 0.1% or (0.1)%.
[5]	Percentage rounds to less than 0.1% or (0.1)%.
[6]	Percentage rounds to less than 0.1% or (0.1)%.